Current and deferred income tax liability (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current And Deferred Income Tax Liability [Abstract]
Unrealized aggregate tax losses	$ 30,517	$ 25,605
Capital losses without expiry	1,403	8,578
Taxable temporary difference of investments in subsidiaries that has not been recognized	$ 77,703	$ 52,396
Applicable tax rate	26.50%	26.50%